Leases - Summary of components of lease expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 1,711	$ 1,182
Finance lease cost:
Amortization of leased assets	277	283
Interest on lease liabilities	358	373
Total lease cost	$ 2,346	$ 1,838